Schedule of Investments
(unaudited)
May 31, 2025
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
New York — 99.7%
Battery Park City Authority
Series 2023B , RB , 5.00% , 11/01/25 ..... USD 2,035 $ 2,053,152
Series 2023B , RB , 5.00% , 11/01/31 ..... 1,000 1,132,228
Series 2023B , RB , 5.00% , 11/01/32 ..... 1,000 1,144,012
Series 2019B , RB , 5.00% , 11/01/38 ..... 1,000 1,050,193
Series 2019B , RB , 5.00% , 11/01/39 ..... 715 747,592
Series 2019B , RB , 5.00% , 11/01/40 ..... 1,000 1,043,096
Series 2023A , RB , 5.00% , 11/01/42 ..... 1,230 1,297,107
Series 2019A , RB , 4.00% , 11/01/44 ..... 2,485 2,275,953
Series 2023A , RB , 5.00% , 11/01/44 ..... 1,000 1,043,702
Series 2023A , RB , 5.00% , 11/01/48 ..... 1,300 1,338,521
Series 2019A , RB , 5.00% , 11/01/49 ..... 1,000 1,021,171
Buffalo & Fort Erie Public Bridge Authority,
Series 2017, RB, 5.00%, 01/01/47 ...... 2,000 1,998,484
Buffalo Municipal Water Finance Authority
Series 2019A , RB , 5.00% , 07/01/48 ( AGM ) 1,750 1,757,393
Series 2021A , RB , 4.00% , 07/01/51 ( AGM ) 1,675 1,437,253
City of Albany, Series 2022, GO,
4.00%, 03/15/31 ................. 1,940 2,016,600
City of New York
Series 2018A , GO , 5.00% , 08/01/25 ..... 200 200,668
Series 2018C , GO , 5.00% , 08/01/25 ..... 390 391,302
Series C , GO , 5.00% , 08/01/25 ........ 275 275,918
Series A , GO , 5.00% , 08/01/26 ........ 250 250,688
Series 2022C , GO , 5.00% , 08/01/26 ..... 2,000 2,049,331
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 2,945 3,079,072
Series 2024D , GO , 5.00% , 04/01/28 ..... 1,500 1,587,511
Series C , GO , 5.00% , 08/01/28 ........ 1,145 1,170,505
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 825 878,194
Series 2018A , GO , 5.00% , 08/01/28 ..... 1,775 1,843,699
Series 2021C , GO , 5.00% , 08/01/28 ..... 1,000 1,064,478
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 2,000 2,161,531
Series 2023-1 , GO , 5.00% , 08/01/29 ..... 2,000 2,161,531
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 1,500 1,621,148
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 1,340 1,435,383
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/31
(a)
............... 4,000 4,398,427
Series 2022D-1 , GO , 5.00% , 05/01/31 ... 1,450 1,599,263
Series 2021A-1 , GO , 5.00% , 08/01/31 .... 1,250 1,358,105
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/31 ................ 1,000 1,106,770
Series 2023B-1 , GO , 5.00% , 10/01/31 .... 1,000 1,107,672
Series 2017A, Sub-Series A-1 , GO ,
4.00% , 08/01/32 ................ 3,090 3,094,713
Series 2025F , GO , 5.00% , 08/01/32 ..... 2,500 2,785,962
Series 2024C , GO , 5.00% , 03/01/33 ..... 750 836,237
Series 2024D , GO , 5.00% , 04/01/33 ..... 2,255 2,515,454
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/33 ................ 500 507,735
Series 2017B-1 , GO , 5.00% , 12/01/33 .... 565 576,373
Series 2021A-1 , GO , 4.00% , 08/01/34 .... 2,000 2,019,454
Series 2025A , GO , 5.00% , 08/01/34 ..... 1,870 2,091,474
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/35 ................ 2,000 2,238,642
Series 2015FF-1 , GO , 5.00% , 06/01/35 ... 500 500,610
Series 2023B-1 , GO , 5.00% , 10/01/35 .... 2,905 3,166,087
Series 2019D-1 , GO , 5.00% , 12/01/35 ... 500 518,449
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/37 ................ 500 505,455
Series 2021F-1 , GO , 4.00% , 03/01/38 .... 1,000 982,568
Series 2018F-1 , GO , 3.38% , 04/01/38 .... 440 396,846
Series 2024D , GO , 5.00% , 04/01/39 ..... 1,440 1,534,251
Series 2019D-1 , GO ,
5.00
% , 12/01/39 ... 1,320 1,348,133
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020D-1 , GO , 5.00% , 03/01/40 ... USD 1,120 $ 1,154,326
Series 2022A-1 , GO , 4.00% , 08/01/40 .... 900 847,525
Series 2018E-1 , GO , 4.00% , 03/01/41 .... 400 368,239
Series 2020A-1 , GO , 5.00% , 08/01/41 .... 800 819,165
Series 2023A-1 , GO , 5.25% , 09/01/41 .... 3,000 3,180,820
Series 2019D-1 , GO , 4.00% , 12/01/41 ... 1,000 918,673
Series 2017B-1 , GO , 5.00% , 12/01/41 .... 250 252,126
Series 2023A-1 , GO , 5.00% , 09/01/42 .... 1,000 1,037,204
Series 2024C , GO , 5.00% , 03/01/43 ..... 3,000 3,110,581
Series 2024A , GO , 5.00% , 08/01/43 ..... 3,410 3,507,614
Series 2016A-5 , GO , VRDN ( JPMorgan
Chase Bank NA SBPA ), 3.00% , 06/02/25
(b)
3,175 3,175,000
Series 2018F-1 , GO , 5.00% , 04/01/45 .... 500 503,557
Series 2022D-1 , GO , 5.50% , 05/01/46 ... 450 473,713
Series 2024D , GO , 5.25% , 04/01/47 ..... 2,000 2,083,435
Series 2022A-1 , GO , 3.00% , 08/01/50 .... 750 510,830
Series 2025, Sub-Series C-1 , GO ,
5.25% , 09/01/50 ................ 2,000 2,075,398
Series 2024C , GO , 5.25% , 03/01/53 ..... 1,365 1,410,207
Series 2024D , GO , 5.25% , 04/01/54 ..... 2,000 2,065,051
City of Rochester, Series 2022II, GO,
5.00%, 08/01/31 ................. 1,000 1,094,669
City of Yonkers
Series 2019A , GO , 5.00% , 05/01/33 ( BAM ) 280 300,169
Series 2019A , GO , 4.00% , 05/01/37 ( BAM ) 2,000 2,005,860
County of Albany, Series 2018, GO,
4.00%, 04/01/29 ................. 125 125,984
County of Monroe
Series 2016B , GO , 5.00% , 06/01/26 ( AGM ) 250 256,014
Series 2021 , GO , 4.00% , 06/01/30 ...... 2,145 2,228,283
County of Nassau
Series 2016B , GO , 5.00% , 10/01/25 ..... 830 835,784
Series 2017C , GO , 5.00% , 10/01/27 ..... 975 1,025,427
Series 2017C , GO , 5.00% , 10/01/31 ..... 1,065 1,105,548
Series 2018B , GO , 5.00% , 07/01/33 ( AGM ) 1,000 1,045,433
Series 2022A , GO , 5.00% , 04/01/37 ..... 2,000 2,168,647
Series 2022A , GO , 4.00% , 04/01/39 ..... 2,515 2,451,690
Series 2019B , GO , 5.00% , 04/01/49 ( AGM ) 1,000 1,023,727
Series 2023A , GO , 4.00% , 04/01/53 ..... 2,000 1,708,368
County of Onondaga, Series 2021, GO,
3.00%, 08/15/33 ................. 100 93,302
County of Suffolk
Series 2021A , GO , 5.00% , 06/15/25 ( BAM ) 1,115 1,115,807
Series A , GO , 5.00% , 02/01/26 ( AGM ) ... 1,000 1,014,378
Series 2017D , GO , 4.00% , 10/15/28 ( BAM ) 1,000 1,022,533
Series 2024A , GO , 3.00% , 10/15/38 ..... 5,000 4,382,440
County of Westchester
Series 2023A , GO , 5.00% , 12/01/26 ..... 2,000 2,071,462
Series 2022A , GO , 5.00% , 12/15/26 ..... 1,000 1,036,680
Series 2020A , GO , 5.00% , 10/15/28 ..... 1,000 1,077,209
Series 2021A , GO , 5.00% , 10/15/28 ..... 2,000 2,154,419
Series 2023A , GO , 4.00% , 12/01/34 ..... 2,000 2,086,154
Series 2022A , GO , 4.00% , 12/15/35 ..... 1,000 1,027,428
Dutchess County Local Development Corp.
Series 2017 , RB , 5.00% , 07/01/42 ...... 750 751,587
Series 2022 , RB , 5.00% , 07/01/52 ...... 1,000 975,497
Empire State Development Corp.
Series 2016A , RB , 5.00% , 03/15/27 ..... 155 157,616
Series 2017C , RB , 5.00% , 03/15/27 ..... 285 296,454
Series 2015A , RB , 5.00% , 03/15/29 ..... 750 754,397
Series 2017A , RB , 5.00% , 03/15/29 ..... 5,530 5,752,246
Series 2023B , RB , 5.00% , 03/15/31 ..... 1,285 1,414,442
Series 2020C , RB , 5.00% , 03/15/31 ..... 575 624,057
Series 2016A , RB , 5.00% , 03/15/31 ..... 2,810 2,847,372
Series 2017A , RB , 5.00% , 03/15/32 ..... 500 512,932

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017A , RB , 5.00% , 03/15/33 ..... USD 635 $ 650,285
Series 2023A , RB , 5.00% , 03/15/34 ..... 1,500 1,684,106
Series 2015A , RB , 5.00% , 03/15/35 ..... 350 351,223
Series 2016A , RB , 5.00% , 03/15/35 ..... 200 202,473
Series 2020E , RB , 4.00% , 03/15/36 ..... 1,000 994,966
Series 2020C , RB , 5.00% , 03/15/38 ..... 2,000 2,089,747
Series 2020A , RB , 4.00% , 03/15/39 ..... 1,000 948,942
Series 2017C , RB , 5.00% , 03/15/39 ..... 500 506,559
Series 2020E , RB , 3.00% , 03/15/40 ..... 500 405,933
Series 2020A , RB , 4.00% , 03/15/40 ..... 1,000 947,537
Series 2020C , RB , 4.00% , 03/15/45 ..... 2,500 2,234,881
Series 2024A , RB , 5.00% , 03/15/47 ..... 1,500 1,538,394
Series 2020C , RB , 5.00% , 03/15/47 ..... 1,000 1,009,958
Series 2021A , RB , 3.00% , 03/15/50 ..... 1,000 699,022
Series 2023A , RB , 4.00% , 03/15/50 ..... 365 314,584
Series 2023A , RB , 4.00% , 03/15/51 ..... 1,500 1,284,733
Series 2023A , RB , 5.00% , 03/15/51 ..... 1,500 1,526,528
Series 2024A , RB , 5.00% , 03/15/54 ..... 4,500 4,572,499
Series 2023A , RB , 5.00% , 03/15/55 ..... 2,500 2,528,376
Series 2023A , RB , 5.00% , 03/15/63 ..... 2,000 2,011,524
Erie County Fiscal Stability Authority
Series 2017D , RB , 5.00% , 09/01/37 ..... 445 455,586
Series 2017D , RB , 5.00% , 09/01/38 ..... 130 132,723
Series 2017D , RB , 5.00% , 09/01/39 ..... 1,360 1,385,246
Erie County Industrial Development Agency
(The)
Series 2022A , RB , 5.00% , 05/01/26 ( SAW ) 350 357,104
Series 2021A , RB , 5.00% , 05/01/27 ( SAW ) 500 520,161
Series 2021A , RB , 5.00% , 05/01/29 ( SAW ) 1,000 1,076,458
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/26 ..... 1,750 1,775,769
Series 2017A , RB , 5.00% , 02/15/29 ..... 400 412,324
Series 2017A , RB , 5.00% , 02/15/30 ..... 1,100 1,132,730
Series 2017A , RB , 5.00% , 02/15/31 ..... 770 792,226
Series 2017A , RB , 5.00% , 02/15/33 ..... 500 512,600
Series 2022A , RB , 5.00% , 02/15/34 ..... 1,500 1,664,057
Series 2017A , RB , 5.00% , 02/15/35 ..... 1,400 1,430,273
Series 2017A , RB , 4.00% , 02/15/36 ..... 1,930 1,930,539
Series 2017A , RB , 5.00% , 02/15/36 ..... 2,250 2,294,626
Series 2017A , RB , 5.00% , 02/15/38 ..... 500 507,821
Series 2017A , RB , 5.00% , 02/15/39 ..... 200 202,662
Series 2022A , RB , 4.00% , 02/15/41 ..... 1,745 1,655,773
Series 2017A , RB , 5.00% , 02/15/42 ..... 200 200,981
Series 2017A , RB , 5.00% , 02/15/45 ..... 650 651,164
Series 2017A , RB , 4.00% , 02/15/47 ( AGM ) 1,200 1,070,056
Long Island Power Authority
Series 2017 , RB , 5.00% , 09/01/25 ...... 425 427,043
Series 2019A , RB , 5.00% , 09/01/25 ..... 700 703,567
Series 2023E , RB , 5.00% , 09/01/26 ..... 100 102,796
Series 2016B , RB , 5.00% , 09/01/30 ..... 4,730 4,828,021
Series 2021A , RB , 5.00% , 09/01/30 ..... 530 583,536
Series 2016B , RB , 5.00% , 09/01/31 ..... 1,355 1,382,580
Series 2017 , RB , 5.00% , 09/01/33 ...... 2,650 2,724,531
Series 2018 , RB , 5.00% , 09/01/33 ...... 1,465 1,534,839
Series 2017 , RB , 5.00% , 09/01/35 ...... 1,550 1,586,129
Series 2021A , RB , 5.00% , 09/01/35 ..... 1,115 1,207,667
Series 2019A , RB , 3.00% , 09/01/36 ..... 2,310 2,070,824
Series 2017 , RB , 5.00% , 09/01/36 ...... 1,000 1,021,017
Series 2021A , RB , 4.00% , 09/01/38 ..... 1,000 989,650
Series 2018 , RB , 5.00% , 09/01/38 ...... 2,370 2,440,331
Series 2016B , RB , 5.00% , 09/01/41 ..... 500 502,444
Series 2024A , RB , 5.00% , 09/01/42 ..... 2,980 3,141,440
Series 2017 , RB , 5.00% , 09/01/42 ...... 4,465 4,487,170
Series 2015B , RB , 5.00% , 09/01/45 ..... 750 750,188
Series 2023E , RB , 5.00% , 09/01/48 ..... 2,000 2,029,934
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021B , RB , VRDN 1.50% , 09/01/26
(b)
USD 80 $ 77,903
Series 2022B , RB , VRDN 5.00% , 09/01/27
(b)
3,000 3,086,924
Series 2023E , RB , 5.00% , 09/01/53 ..... 2,270 2,295,702
Metropolitan Transportation Authority
Series 2018B , RB , 5.00% , 11/15/25 ..... 250 251,857
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 200 201,486
Series 2020E , RB , 4.00% , 11/15/26 ..... 710 718,147
Series 2017B , RB , 5.00% , 11/15/26 ..... 750 769,277
Series 2006B , RB , 5.25% , 11/15/26 ( AGM ) 1,000 1,030,087
Series 2017C-2 , RB , 0.00% , 11/15/27
(c)
... 1,000 919,992
Series A-2 , RB , 5.00% , 11/15/27 ....... 1,255 1,297,062
Series D-1 , RB , 5.00% , 11/15/28 ....... 1,570 1,577,675
Series 2017B , RB , 5.00% , 11/15/28 ..... 1,005 1,062,927
Series 2017C-2 , RB , 0.00% , 11/15/29
(c)
... 2,000 1,706,840
Series C-1 , RB , 5.00% , 11/15/29 ....... 1,085 1,089,420
Series 2024B , RB , 5.00% , 11/15/30 ..... 1,000 1,080,523
Series 2016D , RB , 5.00% , 11/15/30 ..... 500 511,090
Series 2025A , RB , 5.00% , 11/15/32
(a)
.... 2,000 2,203,761
Series 2024A , RB , 5.00% , 11/15/34 ..... 1,500 1,649,775
Series 2017C-1 , RB , 5.00% , 11/15/34 .... 1,200 1,231,050
Series C-1 , RB , 5.00% , 11/15/34 ....... 350 350,479
Series 2017C-1 , RB , 4.00% , 11/15/35 .... 2,000 1,968,504
Series 2025A , RB , 5.00% , 11/15/35 ..... 2,500 2,745,039
Series 2016B , RB , 4.00% , 11/15/36 ..... 350 340,579
Series 2017C-1 , RB , 4.00% , 11/15/38 .... 510 478,477
Series 2017C-2 , RB , 0.00% , 11/15/39
(c)
... 245 122,220
Series 2019C , RB , 5.00% , 11/15/40 ..... 500 510,213
Series 2017D , RB , 4.00% , 11/15/42 ..... 1,250 1,104,849
Series 2020A-1 , RB , 4.00% , 11/15/43 ( AGM ) 1,085 963,847
Series 2021A-1 , RB , 4.00% , 11/15/44 .... 1,500 1,303,369
Series 2020A-1 , RB , 4.00% , 11/15/46 .... 350 297,964
Series 2025A , RB , 5.00% , 11/15/47
(a)
.... 2,000 2,015,994
Series 2021A-1 , RB , 4.00% , 11/15/48 .... 1,500 1,258,531
Series 2015E-1 , RB , VRDN ( Barclays Bank
plc LOC ), 3.05% , 06/02/25
(b)
........ 500 500,000
Series 2020D-3 , RB , 4.00% , 11/15/50 .... 1,000 833,201
Series 2025A , RB , 4.63% , 11/15/50 ..... 1,000 971,460
Series 2020C-1 , RB , 5.00% , 11/15/50 .... 2,000 1,982,687
Series A-1 , RB , 5.00% , 11/15/51 ....... 1,000 986,021
Series 2020A-1 , RB , 4.00% , 11/15/52 .... 1,000 820,308
Series 2019B , RB , 5.00% , 11/15/52 ..... 1,000 972,408
Series 2020C-1 , RB , 5.25% , 11/15/55 .... 1,000 1,014,577
Series A-1 , RB , 5.25% , 11/15/56 ....... 200 199,560
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2012A , RB , 0.00% , 11/15/30
(c)
.... 1,035 853,015
Series B-1 , RB , 5.00% , 11/15/35 ....... 1,000 1,027,894
Series 2024B-1 , RB , 5.00% , 11/15/43 .... 1,000 1,044,008
Series 2022A , RB , 5.00% , 11/15/46 ..... 1,000 1,016,362
Series B-1 , RB , 5.00% , 11/15/46 ....... 630 631,813
Monroe County Industrial Development Corp.
Series 2020A , RB , 5.00% , 07/01/25 ..... 195 195,306
Series 2017C , RB , 5.00% , 07/01/28 ..... 110 114,673
Series 2017 , RB , 5.00% , 05/01/30 ( SAW ) . 485 503,019
Series A , RB , 5.00% , 07/01/32 ......... 280 289,406
Series 2018 , RB , 5.00% , 05/01/34 ( SAW ) . 4,350 4,539,956
Series 2023A , RB , 5.00% , 07/01/34 ..... 2,000 2,251,062
Series 2017C , RB , 4.00% , 07/01/36 ..... 1,000 978,253
Series 2017D , RB , 4.00% , 07/01/36 ..... 900 880,427
Series 2017C , RB , 4.00% , 07/01/43 ..... 1,550 1,377,519
Series 2020A , RB , 4.00% , 07/01/50 ..... 1,000 869,260
Series 2023A , RB , 5.00% , 07/01/53 ..... 1,000 1,014,471
MTA Hudson Rail Yards Trust Obligations, Series
2016A, RB, 5.00%, 11/15/56 ......... 1,000 973,178

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Nassau County Interim Finance Authority
Series 2021A , RB , 5.00% , 11/15/29 ..... USD 500 $ 548,554
Series 2024A , RB , 5.00% , 11/15/29 ..... 1,500 1,645,661
Series 2021A , RB , 5.00% , 11/15/31 ..... 790 884,176
Series 2021A , RB , 4.00% , 11/15/32 ..... 1,000 1,056,058
Series 2021A , RB , 4.00% , 11/15/33 ..... 2,070 2,175,905
Series 2021A , RB , 5.00% , 11/15/33 ..... 305 338,129
Series 2021A , RB , 5.00% , 11/15/34 ..... 540 594,661
Series 2021A , RB , 4.00% , 11/15/35 ..... 245 254,684
New York City Municipal Water Finance Authority
Series 2018FF , RB , 5.00% , 06/15/25 .... 230 230,166
Series 2020CC-2 , RB , 5.00% , 06/15/25 ... 810 810,584
Series 2020DD-2 , RB , 5.00% , 06/15/27 ... 505 509,997
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 3,700 3,816,748
Series 2020DD-1 , RB , 5.00% , 06/15/30 ... 1,310 1,436,856
Series 2020EE , RB , 5.00% , 06/15/31 .... 690 766,535
Series 2015GG , RB , 5.00% , 06/15/31 .... 2,000 2,001,377
Series BB-2 , RB , 5.00% , 06/15/32 ...... 500 517,018
Series 2016 , RB , 4.00% , 06/15/33 ...... 250 251,731
Series 2018EE , RB , 5.00% , 06/15/35 .... 1,595 1,601,868
Series 2019FF-2 , RB , 4.00% , 06/15/36 ... 560 556,629
Series 2024, Sub-Series BB-2 , RB ,
5.00% , 06/15/36 ................ 1,100 1,214,899
Series 2017EE , RB , 5.00% , 06/15/36 .... 500 513,817
Series 2019FF-2 , RB , 4.00% , 06/15/37 ... 3,000 2,958,434
Series 2015GG , RB , 5.00% , 06/15/37 .... 500 500,344
Series 2022EE , RB , 4.00% , 06/15/39 .... 1,305 1,269,954
Series 2018EE , RB , 5.00% , 06/15/40 .... 300 305,627
Series 2021AA-2 , RB , 4.00% , 06/15/42 ... 1,500 1,383,428
Series 2020DD-3 , RB , 4.00% , 06/15/42 ... 500 459,795
Series DD-2 , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ), 3.00% , 06/02/25
(b)
... 2,540 2,540,000
Series 2025BB , RB , 5.00% , 06/15/43
(a)
... 2,000 2,100,866
Series 2022BB-1 , RB , 3.00% , 06/15/44 ... 3,400 2,535,835
Series 2024BB-2 , RB , 5.00% , 06/15/44 ... 500 519,337
Series 2017AA , RB , 3.00% , 06/15/46 .... 685 486,699
Series 2023DD , RB , 4.13% , 06/15/46 .... 1,500 1,377,068
Series BB-1 , RB , 5.00% , 06/15/46 ...... 1,125 1,131,819
Series 2023DD , RB , 5.25% , 06/15/46 .... 2,915 3,052,596
Series 2017DD , RB , 5.00% , 06/15/47 .... 1,500 1,502,065
Series 2024BB-2 , RB , 5.25% , 06/15/47 ... 2,995 3,136,041
Series 2018CC-1 , RB , 5.00% , 06/15/48 ... 750 756,592
Series 2019FF-1 , RB , 5.00% , 06/15/49 ... 1,070 1,080,252
Series AA-2 , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ), 3.00% , 06/02/25
(b)
... 2,480 2,480,000
Series 2020GG-1 , RB , 4.00% , 06/15/50 .. 1,000 863,090
Series 2020DD-1 , RB , 4.00% , 06/15/50 ... 500 430,827
Series 2021CC-1 , RB , 4.00% , 06/15/51 ... 3,000 2,557,112
Series 2023CC , RB , VRDN ( Barclays Bank
plc SBPA ), 3.05% , 06/02/25
(b)
....... 1,025 1,025,000
Series 2024, Sub-Series AA-1 , RB ,
5.25% , 06/15/53 ................ 2,000 2,077,875
Series 2025AA , RB , 4.00% , 06/15/54 .... 2,700 2,271,293
Series 2024CC-1 , RB , 5.25% , 06/15/54 ... 2,000 2,075,398
Series 2025BB , RB , 5.25% , 06/15/55 .... 2,000 2,080,124
New York City Transitional Finance Authority
Series 2025E , RB , 5.00% , 11/01/29 ..... 700 759,285
Series 2025D , RB , 5.00% , 05/01/30 ..... 250 272,311
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/31 ................ 3,360 3,702,261
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/31
(a)
............... 1,000 1,107,410
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/31 ................ 2,000 2,214,819
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025B, Sub-Series B-1 , RB ,
5.00% , 11/01/32 ................ USD 2,795 $ 3,116,358
Series 2025E , RB , 5.00% , 11/01/32 ..... 1,000 1,114,976
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/32
(a)
............... 2,500 2,787,440
Series 2024D-1 , RB , 5.00% , 11/01/33 .... 2,000 2,240,746
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/33 ................ 1,400 1,568,522
Series 2025G, Sub-Series G-1 , RB ,
5.00% , 11/01/34 ................ 3,120 3,486,109
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/35 ................ 1,755 1,956,611
Series 2024F, Sub-Series F-1 , RB ,
5.00% , 02/01/36 ................ 1,000 1,098,820
Series 2024G-1 , RB , 5.00% , 05/01/36 .... 2,500 2,747,678
Series 2025E , RB , 5.00% , 11/01/36 ..... 1,000 1,098,927
Series 2024D-1 , RB , 5.00% , 11/01/36 .... 1,300 1,422,842
Series 2024B , RB , 5.00% , 05/01/38 ..... 1,000 1,078,177
Series 2024F, Sub-Series F-1 , RB ,
5.00% , 02/01/43 ................ 2,770 2,870,296
Series 2024G-1 , RB , 5.00% , 05/01/43 .... 4,570 4,741,687
Series 2024G-1 , RB , 5.00% , 05/01/45 .... 2,500 2,569,654
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/45 ................ 1,000 1,029,116
Series 2024B , RB , 5.00% , 05/01/45 ..... 2,000 2,053,773
Series 2024F-1 , RB , 5.00% , 02/01/46 .... 2,500 2,557,773
Series 2025D , RB , 5.00% , 05/01/46 ..... 3,785 3,879,120
Series 2024G-1 , RB , 5.00% , 05/01/47 .... 1,500 1,534,992
Series 2025I, Sub-Series I-1 , RB ,
5.50% , 05/01/53 ................ 1,175 1,246,812
Series 2025E , RB , 4.13% , 11/01/53 ..... 950 832,724
Series 2025E , RB , 5.00% , 11/01/53 ..... 880 893,144
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 115 120,233
Series 2022S-1A , RB , 5.00% , 07/15/30
( SAW ) ....................... 195 212,483
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... 500 524,285
Series 2019S-3A , RB , 5.00% , 07/15/31
( SAW ) ....................... 500 524,285
Series 2019S-3A , RB , 4.00% , 07/15/38
( SAW ) ....................... 500 480,836
Series 2015S-2 , RB , 5.00% , 07/15/40 ( SAW ) 500 500,127
Series 2015S-1 , RB , 5.00% , 07/15/43 ( SAW ) 685 685,027
Series 2016S-1 , RB , 5.00% , 07/15/43 ( SAW ) 560 561,575
Series 2018S-3 , RB , 4.00% , 07/15/46 ( SAW ) 380 336,964
New York City Transitional Finance Authority
Future Tax Secured
Series 2023B-1 , RB , 5.00% , 11/01/25 .... 500 504,257
Series 2021A , RB , 5.00% , 11/01/26 ..... 700 720,825
Series C , RB , 5.00% , 11/01/26 ......... 115 118,421
Series 2023E-1 , RB , 5.00% , 11/01/26 .... 1,060 1,091,535
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 985 1,034,770
Series C , RB , 5.00% , 11/01/27 ......... 615 618,888
Series 2018-1 , RB , 5.00% , 11/01/27 ..... 340 357,179
Series 2019A-1 , RB , 5.00% , 08/01/28 .... 2,220 2,363,217
Series B-1 , RB , 5.00% , 11/01/28 ....... 500 502,975
Series 2021G-1 , RB , 5.00% , 11/01/28 .... 140 149,641
Series 2016E-1 , RB , 5.00% , 02/01/29 .... 750 757,401
Series B-1 , RB , 5.00% , 11/01/29 ....... 200 201,124
Series C , RB , 5.00% , 11/01/29 ......... 1,000 1,031,808
Series 2021-2 , RB , 5.00% , 08/01/30 ..... 2,720 2,972,308
Series 2023B-1 , RB , 5.00% , 11/01/31 .... 1,290 1,428,559

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017A-1 , RB , 5.00% , 05/01/32 .... USD 500 $ 505,925
Series 2018B-1 , RB , 5.00% , 08/01/33 .... 1,000 1,027,034
Series 2018A-2 , RB , 5.00% , 08/01/33 .... 1,000 1,027,034
Series 2017E-1 , RB , 5.00% , 02/01/34 .... 1,500 1,529,103
Series 2016E-1 , RB , 5.00% , 02/01/34 .... 500 503,851
Series B-1 , RB , 5.00% , 08/01/35 ....... 1,120 1,161,849
Series B-1 , RB , 5.00% , 11/01/35 ....... 1,015 1,018,494
Series 2020B-1 , RB , 5.00% , 11/01/35 .... 1,535 1,607,566
Series 2017F-1 , RB , 5.00% , 05/01/36 .... 1,000 1,018,682
Series 2019A-1 , RB , 5.00% , 08/01/36 .... 1,000 1,033,675
Series 2018A-2 , RB , 5.00% , 08/01/36 .... 1,000 1,020,360
Series 2016A-1 , RB , 5.00% , 08/01/36 .... 1,000 1,003,144
Series 2022A-1 , RB , 4.00% , 11/01/36 .... 1,875 1,856,774
Series 2021A , RB , 5.00% , 11/01/36 ..... 1,000 1,055,114
Series 2023B-1 , RB , 5.25% , 11/01/36 .... 1,500 1,644,101
Series 2017E-1 , RB , 5.00% , 02/01/37 .... 200 202,763
Series 2021C-1 , RB , 5.00% , 05/01/37 .... 1,000 1,049,230
Series 2023D-1 , RB , 5.25% , 11/01/37 .... 375 407,702
Series 2019C-1 , RB , 4.00% , 11/01/38 .... 1,000 970,170
Series 2021G-1 , RB , 5.00% , 11/01/38 .... 1,250 1,310,207
Series 2016E-1 , RB , 5.00% , 02/01/39 .... 500 501,924
Series 2011A-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 3.05% , 06/02/25
(b)
....... 3,550 3,550,000
Series 2022B, Sub-Series B-1 , RB ,
3.00% , 08/01/40 ................ 740 606,034
Series 2022F-1 , RB , 5.00% , 02/01/41 .... 3,500 3,630,845
Series 2021C-1 , RB , 4.00% , 05/01/41 .... 1,410 1,317,117
Series 2023A-1 , RB , 5.25% , 08/01/42 .... 5,000 5,247,597
Series 2019C-1 , RB , 4.00% , 11/01/42 .... 2,590 2,394,172
Series 2018A-3 , RB , 4.00% , 08/01/43 .... 3,400 3,084,825
Series 2019C-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 3.05% , 06/02/25
(b)
....... 2,650 2,650,000
Series 2016E-4 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 3.00% , 06/02/25
(b)
4,020 4,020,000
Series 2020C-1 , RB , 4.00% , 05/01/45 .... 200 178,853
Series 2018B-1 , RB , 5.00% , 08/01/45 .... 1,000 1,004,767
Series 2023D-1 , RB , 5.50% , 11/01/45 .... 850 900,964
Series 2023F-1 , RB , 4.00% , 02/01/51 .... 2,000 1,756,131
New York Convention Center Development Corp.
Series 2015 , RB , 5.00% , 11/15/40 ...... 250 250,103
Series A , RB , 0.00% , 11/15/48
(c)
........ 500 147,584
New York Power Authority
Series 2022A , RB , 5.00% , 11/15/26 ( AGM ) 505 521,845
Series 2022A , RB , 5.00% , 11/15/27 ( AGM ) 505 533,971
Series 2022A , RB , 5.00% , 11/15/31 ( AGM ) 1,125 1,265,787
Series 2024A , RB , 5.00% , 11/15/31 ..... 2,000 2,254,187
Series 2024A , RB , 5.00% , 11/15/35 ..... 4,245 4,839,683
Series 2024A , RB , 5.00% , 11/15/40 ..... 250 268,978
Series 2024A , RB , 5.00% , 11/15/42 ..... 400 425,308
Series 2024A , RB , 5.00% , 11/15/43 ..... 1,000 1,055,987
Series 2020A , RB , 4.00% , 11/15/45 ..... 2,000 1,801,417
Series 2024A , RB , 4.00% , 11/15/49 ..... 895 778,169
Series 2020A , RB , 4.00% , 11/15/50 ..... 2,500 2,166,133
Series 2023A , RB , 5.00% , 11/15/53 ( AGM ) 1,240 1,253,497
Series 2020A , RB , 4.00% , 11/15/55 ..... 1,000 844,806
Series 2020A , RB , 4.00% , 11/15/60 ..... 2,300 1,918,574
New York State Dormitory Authority
Series 2018A , RB , 5.00% , 07/01/25 ..... 660 660,993
Series B , RB , 5.00% , 10/01/25 ......... 2,100 2,115,257
Series 2017B-1 , RB , 5.00% , 02/15/26 .... 670 679,324
Series 2015A , RB , 5.00% , 07/01/26 ..... 300 300,447
Series 2017A , RB , 5.00% , 07/01/26 ..... 1,000 1,023,633
Series 2019A , RB , 5.00% , 07/01/26 ..... 125 127,954
Series 2020A , RB , 5.00% , 07/01/26 ..... 5,000 5,121,397
Series B , RB , 4.00% , 10/01/26 ......... 100 101,834
Security
Par (000)
Par (000) Value
New York (continued)
Series A-1 , RB , 5.00% , 10/01/26 ....... USD 305 $ 314,556
Series F , RB , 5.00% , 10/01/26 ( AGM, SAW ) 25 25,040
Series 2017B-1 , RB , 5.00% , 02/15/27 .... 420 436,419
Series 2015E , RB , 4.00% , 03/15/27 ..... 400 401,275
Series B , RB , 5.00% , 10/01/27 ......... 510 519,356
Series E , RB , 5.00% , 10/01/27 ( SAW ) .... 2,700 2,764,835
Series A , RB , 5.00% , 10/01/27 ......... 510 536,219
Series 2016D , RB , 5.00% , 02/15/28 ..... 200 205,462
Series 2019D , RB , 5.00% , 02/15/28 ..... 1,000 1,055,367
Series 2025A , RB , 5.00% , 03/15/28
(a)
.... 2,000 2,113,922
Series 2017A , RB , 5.00% , 07/01/28 ..... 1,330 1,384,845
Series 2021B , RB , 5.00% , 07/01/28 ..... 1,000 1,062,754
Series 2018A , RB , 5.00% , 10/01/28 ..... 505 540,705
Series 2017A , RB , 5.00% , 02/15/29 ..... 920 955,966
Series 2015E , RB , 5.00% , 03/15/29 ..... 315 316,892
Series 2024A , RB , 5.00% , 10/01/29 ( AGM,
SAW ) ....................... 1,000 1,080,018
Series 2025A , RB , 5.00% , 03/15/30 ..... 1,015 1,104,694
Series 2022A , RB , 5.00% , 07/01/30 ..... 1,000 1,071,970
Series 2018A , RB , 5.00% , 07/01/30 ..... 2,190 2,313,530
Series 2017A , RB , 5.00% , 02/15/31 ..... 2,025 2,080,958
Series 2017B-2 , RB , 5.00% , 02/15/31 .... 750 776,633
Series 2021A , RB , 5.00% , 03/15/31 ..... 1,560 1,718,012
Series 2015E , RB , 5.00% , 03/15/31 ..... 1,000 1,003,350
Series 2025A , RB , 5.00% , 07/01/31
(a)
.... 1,000 1,106,020
Series 2024A , RB , 5.00% , 10/01/31 ..... 1,150 1,278,084
Series 2021E , RB , 5.00% , 03/15/32 ..... 420 466,124
Series 2015E , RB , 5.00% , 03/15/32 ..... 1,530 1,534,906
Series 2016A , RB , 5.00% , 03/15/32 ..... 3,000 3,055,993
Series 2016A , RB , 5.00% , 02/15/33 ..... 1,500 1,523,645
Series 2020A , RB , 5.00% , 03/15/33 ..... 1,000 1,083,538
Series 2018A , RB , 5.00% , 03/15/33 ..... 800 819,847
Series 2017 , RB , 4.00% , 07/01/33 ...... 465 468,492
Series 2017A , RB , 5.00% , 07/01/33 ..... 840 869,718
Series 2018A , RB , 5.00% , 07/01/33 ..... 650 681,594
Series 2023A , RB , 5.00% , 10/01/33 ..... 1,475 1,664,468
Series 2017B-2 , RB , 5.00% , 02/15/34 .... 1,000 1,030,138
Series 2016A , RB , 5.00% , 03/15/34 ..... 1,900 1,932,102
Series 2018A , RB , 5.00% , 03/15/34 ..... 1,000 1,034,686
Series 2015E , RB , 5.00% , 03/15/34 ..... 2,500 2,507,873
Series 2019A , RB , 5.00% , 03/15/34 ..... 1,000 1,050,940
Series 2017A , RB , 5.00% , 07/01/34 ..... 3,000 3,101,094
Series 2025A , RB , 5.00% , 10/01/34 ( AGC )
(a)
500 558,787
Series 2024A , RB , 5.00% , 10/01/34 ( AGM,
SAW ) ....................... 1,800 1,973,315
Series 2020A , RB , 4.00% , 03/15/35 ..... 1,000 998,585
Series 2019A , RB , 5.00% , 07/01/35 ..... 2,335 2,464,303
Series 2024D , RB , 5.00% , 10/01/35 ( SAW ) 2,585 2,829,298
Series 2017A , RB , 5.00% , 02/15/36 ..... 500 510,069
Series 2021A , RB , 5.00% , 03/15/36 ..... 1,000 1,068,198
Series 2021E , RB , 5.00% , 03/15/36 ..... 1,975 2,129,009
Series 2018C , RB , 5.00% , 03/15/36 ..... 1,000 1,026,545
Series 2017B-2 , RB , 5.00% , 02/15/37 .... 500 511,869
Series 2019A , RB , 5.00% , 03/15/37 ..... 1,000 1,037,875
Series 2018A , RB , 4.00% , 07/01/37 ..... 2,500 2,452,100
Series 2018C , RB , 5.00% , 03/15/38 ..... 500 509,837
Series 2025A , RB , 5.00% , 03/15/38 ..... 3,000 3,253,100
Series 2015A , RB , 4.00% , 07/01/38 ..... 720 691,525
Series 2018B , RB , 5.00% , 10/01/38 ..... 1,000 1,022,880
Series 2023A , RB , 5.00% , 03/15/39 ..... 280 297,371
Series 2023A-1 , RB , 5.00% , 03/15/39 .... 3,600 3,850,615
Series 2018A , RB , 5.25% , 03/15/39 ..... 725 747,744
Series 2016A , RB , 5.00% , 02/15/40 ..... 500 503,655
Series 2019A , RB , 5.00% , 03/15/40 ..... 1,000 1,023,784

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2001-1 , RB , 5.50% , 07/01/40
( AMBAC ) ..................... USD 400 $ 450,853
Series 2021E , RB , 3.00% , 03/15/41 ..... 2,000 1,580,580
Series 2025A , RB , 5.00% , 03/15/41
(a)
.... 1,500 1,584,089
Series 2017A , RB , 5.00% , 03/15/41 ..... 350 353,992
Series 2021A , RB , 3.00% , 07/01/41 ..... 1,750 1,396,275
Series 2018A , RB , 4.00% , 07/01/41 ..... 4,000 3,696,428
Series 2016A , RB , 4.00% , 07/01/41 ..... 500 461,302
Series 2016A , RB , 5.00% , 07/01/41 ..... 250 250,746
Series 2021E , RB , 4.00% , 03/15/42 ..... 825 755,847
Series 2022A , RB , 4.00% , 07/01/42 ..... 1,165 1,077,079
Series 2017B , RB , 5.00% , 02/15/43 ..... 1,000 1,012,289
Series 2016A , RB , 4.00% , 07/01/43 ..... 1,265 1,140,866
Series 2017A , RB , 5.00% , 03/15/44 ..... 105 105,729
Series 2023A-1 , RB , 5.00% , 03/15/45 .... 1,000 1,029,512
Series 2021B , RB , 3.00% , 07/01/45 ..... 750 549,627
Series 2019A , RB , 4.00% , 07/01/45 ..... 4,145 3,723,615
Series 2015A , RB , 5.00% , 07/01/45 ..... 100 100,144
Series 2021E , RB , 4.00% , 03/15/46 ..... 1,000 878,487
Series 2024B , RB , 5.00% , 03/15/46 ..... 1,500 1,545,559
Series 2020 , RB , 4.00% , 07/01/46 ...... 1,000 870,643
Series 2022 , RB , 4.00% , 07/01/46 ...... 730 623,055
Series 2016A , RB , 5.00% , 07/01/46 ..... 250 242,938
Series A-2 , RB , 5.00% , 10/01/46 ....... 945 966,739
Series 2021E , RB , 4.00% , 03/15/47 ..... 2,000 1,743,336
Series 2018A , RB , 4.00% , 03/15/47 ..... 500 438,667
Series 2022A , RB , 4.00% , 07/01/47 ..... 310 261,877
Series A , RB , 5.00% , 10/01/47 ......... 300 318,509
Series 2020A , RB , 4.00% , 03/15/48 ..... 2,000 1,741,725
Series 2024A , RB , 5.25% , 03/15/48 ..... 1,500 1,565,513
Series 2018A , RB , 5.00% , 07/01/48 ..... 500 514,972
Series 2018A , RB , 5.00% , 10/01/48 ..... 500 529,796
Series 2019D , RB , 4.00% , 02/15/49 ..... 1,545 1,337,012
Series 2022A , RB , 4.00% , 03/15/49 ..... 1,820 1,565,006
Series 2024B , RB , 5.00% , 03/15/49 ..... 750 767,718
Series 2019C , RB , 4.00% , 07/01/49 ..... 500 429,988
Series 2019A , RB , 5.00% , 07/01/49 ..... 500 498,142
Series 2020A , RB , 3.00% , 03/15/50 ..... 4,750 3,263,578
Series 2020A , RB , 4.00% , 07/01/50 ..... 2,030 1,763,231
Series 2019B , RB , 5.00% , 07/01/50 ..... 500 504,713
Series 2020A , RB , 5.00% , 07/01/50 ..... 2,500 2,532,085
Series 2020A , RB , 5.00% , 10/01/50 ..... 310 326,989
Series 2021A , RB , 3.00% , 03/15/51 ..... 1,780 1,209,913
Series 2024A , RB , 5.00% , 03/15/51 ..... 2,000 2,039,183
Series 2020A , RB , 5.00% , 07/01/53 ..... 1,500 1,522,007
Series 2024B , RB , 4.00% , 03/15/54 ..... 1,000 854,834
Series 2024A , RB , 5.50% , 07/01/54 ..... 4,305 4,569,383
New York State Environmental Facilities Corp.
Series 2020A , RB , 5.00% , 06/15/25 ..... 1,285 1,285,922
Series 2019B , RB , 5.00% , 06/15/28 ..... 500 533,542
Series 2021B , RB , 5.00% , 08/15/29 ..... 165 179,523
Series 2022B , RB , 5.00% , 09/15/29 ..... 500 544,718
Series 2024A , RB , 5.00% , 06/15/30 ..... 1,000 1,103,243
Series 2023B , RB , 5.00% , 06/15/31 ..... 125 139,817
Series 2021B , RB , 5.00% , 08/15/31 ..... 300 336,217
Series 2023B , RB , 5.00% , 06/15/32 ..... 500 565,129
Series 2022B , RB , 5.00% , 09/15/32 ..... 500 566,366
Series 2024B , RB , 5.00% , 05/15/33 ..... 1,500 1,710,468
Series 2022B , RB , 5.00% , 09/15/34 ..... 500 561,720
Series 2017A , RB , 5.00% , 06/15/35 ..... 200 205,922
Series 2018A , RB , 5.00% , 06/15/35 ..... 365 379,033
Series 2022B , RB , 5.00% , 09/15/37 ..... 500 548,335
Series 2019B , RB , 3.00% , 06/15/38 ..... 385 326,586
Series 2016A , RB , 5.00% , 06/15/41 ..... 1,000 1,013,757
Series 2022A , RB , 4.00% , 06/15/42 ..... 1,000 945,104
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018B , RB , 5.00% , 06/15/43 ..... USD 1,000 $ 1,014,123
Series 2019A , RB , 5.00% , 08/15/44 ..... 500 511,141
Series 2020A , RB , 4.00% , 06/15/45 ..... 1,095 979,511
Series 2017A , RB , 5.00% , 06/15/46 ..... 835 840,581
Series 2024A , RB , 5.00% , 06/15/47 ..... 4,000 4,160,219
Series 2017E , RB , 5.00% , 06/15/47 ..... 3,500 3,521,614
Series 2022B , RB , 5.00% , 09/15/47 ..... 3,185 3,288,043
Series 2019A , RB , 5.00% , 02/15/49 ..... 1,200 1,219,065
Series 2019B , RB , 4.00% , 06/15/49 ..... 500 435,787
Series 2023B , RB , 5.00% , 06/15/53 ..... 2,500 2,561,376
New York State Thruway Authority
Series 2016A , RB , 5.00% , 01/01/29 ..... 3,665 3,698,195
Series 2021A-1 , RB , 5.00% , 03/15/29 .... 2,570 2,764,951
Series 2016A , RB , 5.00% , 01/01/31 ..... 100 100,802
Series Q , RB , 5.00% , 01/01/31 ........ 2,000 2,212,125
Series Q , RB , 5.00% , 01/01/32 ........ 2,000 2,238,262
Series L , RB , 5.00% , 01/01/35 ......... 810 835,982
Series L , RB , 4.00% , 01/01/36 ......... 500 491,614
Series 2021A-1 , RB , 4.00% , 03/15/36 .... 4,450 4,450,349
Series 2019B , RB , 4.00% , 01/01/38 ..... 1,500 1,468,476
Series 2021A-1 , RB , 4.00% , 03/15/40 .... 1,500 1,411,696
Series 2019B , RB , 4.00% , 01/01/41 ..... 950 883,454
Series N , RB , 4.00% , 01/01/45 ......... 1,000 888,934
Series 2016A , RB , 5.00% , 01/01/46 ..... 500 500,585
Series N , RB , 3.00% , 01/01/49 ......... 500 352,111
Series 2022A , RB , 4.00% , 03/15/49 ..... 2,000 1,749,759
Series 2019B , RB , 4.00% , 01/01/50 ..... 2,500 2,151,954
Series 2016A , RB , 4.00% , 01/01/51 ..... 585 492,312
Series 2016A , RB , 5.00% , 01/01/51 ..... 600 600,192
Series 2022A , RB , 4.00% , 03/15/51 ..... 3,000 2,596,654
Series 2021A-1 , RB , 4.00% , 03/15/52 .... 2,775 2,370,439
Series 2022C , RB , 5.00% , 03/15/54 ..... 500 503,614
Series 2016A , RB , 5.25% , 01/01/56 ..... 2,765 2,744,591
Series 2021A-1 , RB , 4.00% , 03/15/56 .... 3,000 2,517,320
Series 2022C , RB , 4.13% , 03/15/56 ..... 2,000 1,727,854
Series 2021A-1 , RB , 4.00% , 03/15/59 .... 1,000 831,723
Onondaga Civic Development Corp., Series
2025, RB, 5.00%, 12/01/37 .......... 100 110,258
Onondaga County Trust for Cultural Resources
Series 2019 , RB , 5.00% , 12/01/39 ...... 1,000 1,031,373
Series 2019 , RB , 5.00% , 12/01/40 ...... 500 514,662
Series 2019 , RB , 5.00% , 12/01/43 ...... 500 508,300
Series 2019 , RB , 4.00% , 12/01/47 ...... 1,000 878,139
Series 2019 , RB , 4.00% , 12/01/49 ...... 500 435,246
Onondaga County Water Authority, Series
2019A, RB, 3.00%, 09/15/44 ......... 1,000 780,623
Port Authority of New York & New Jersey
Series 209 , RB , 5.00% , 07/15/25 ....... 750 751,746
Series 205 , RB , 5.00% , 11/15/25 ....... 1,000 1,009,455
Series 248 , RB , 5.00% , 01/15/27 ....... 500 517,735
Series 248 , RB , 5.00% , 01/15/28 ....... 1,000 1,056,892
Series 85 , RB , 5.38% , 03/01/28 ........ 255 264,696
Series 189 , RB , 5.00% , 05/01/28 ....... 330 330,114
Series 194 , RB , 5.00% , 10/15/28 ....... 525 527,255
Series 230 , RB , 4.00% , 12/01/28 ....... 250 259,737
Series 222 , RB , 5.00% , 07/15/29 ....... 520 563,972
Series 194 , RB , 5.00% , 10/15/29 ....... 1,000 1,003,928
Series 230 , RB , 4.00% , 12/01/30 ....... 1,500 1,580,118
Series 212 , RB , 5.00% , 09/01/32 ....... 1,000 1,069,294
Series 244 , RB , 5.00% , 07/15/33 ....... 1,400 1,580,079
Series 222 , RB , 5.00% , 07/15/33 ....... 500 542,414
Series 213 , RB , 5.00% , 09/01/33 ....... 1,000 1,064,229
Series 194 , RB , 5.00% , 10/15/34 ....... 1,000 1,003,229
Series 209 , RB , 5.00% , 07/15/35 ....... 500 518,516
Series 243 , RB , 5.00% , 12/01/36 ....... 2,000 2,199,151

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 243 , RB , 5.00% , 12/01/38 ....... USD 3,700 $ 3,999,522
Series 217 , RB , 4.00% , 11/01/39 ....... 1,750 1,678,009
Series 243 , RB , 5.00% , 12/01/39 ....... 1,300 1,390,497
Series 248 , RB , 5.00% , 01/15/40 ....... 1,000 1,072,039
Series 183 , RB , 4.00% , 12/15/40 ....... 400 374,540
Series 244 , RB , 5.00% , 07/15/41 ....... 1,860 1,977,249
Series 194 , RB , 5.00% , 10/15/41 ....... 500 500,496
Series 245 , RB , 5.00% , 09/01/42 ....... 1,000 1,055,812
Series 211 , RB , 4.00% , 09/01/43 ....... 750 680,433
Series 183 , RB , 4.00% , 06/15/44 ....... 250 219,789
Series 216 , RB , 4.00% , 09/01/45 ....... 1,000 888,628
Series 198 , RB , 5.00% , 11/15/46 ....... 1,000 1,003,316
Series 245 , RB , 5.00% , 09/01/49 ....... 2,000 2,052,707
Series 217 , RB , 4.00% , 11/01/49 ....... 555 478,582
Series 224 , RB , 4.00% , 07/15/51 ....... 1,500 1,279,133
Series 240 , RB , 5.00% , 07/15/53 ....... 1,145 1,167,101
Series 200 , RB , 5.00% , 04/15/57 ....... 500 501,001
Series 224 , RB , 4.00% , 07/15/61 ....... 1,500 1,234,088
Saratoga County Water Authority, Series 2016,
RB, 4.00%, 09/01/48 .............. 4,600 4,024,415
State of New York
Series 2021A , GO , 5.00% , 03/15/27 ..... 500 520,815
Series 2023A , GO , 5.00% , 03/15/30 ..... 500 549,890
Series 2021A , GO , 5.00% , 03/15/31 ..... 500 557,765
Series 2023A , GO , 5.00% , 03/15/32 ..... 1,000 1,128,273
Series 2023A , GO , 5.00% , 03/15/33 ..... 500 568,812
Series 2025A , GO , 5.00% , 03/15/34 ..... 2,000 2,294,052
Series 2023A , GO , 5.00% , 03/15/35 ..... 500 558,749
Series 2023A , GO , 5.00% , 03/15/36 ..... 500 554,094
Series 2023A , GO , 5.00% , 03/15/38 ..... 500 545,381
Series 2023A , GO , 5.00% , 03/15/39 ..... 750 811,822
Series 2023A , GO , 5.00% , 03/15/41 ..... 500 533,657
Series 2025A , GO , 5.00% , 03/15/42 ..... 2,000 2,144,162
Suffolk County Water Authority
Series 2014A , RB , 5.00% , 06/01/25 ..... 15 15,000
Series 2013 , RB , 3.00% , 06/01/28 ...... 2,000 1,994,221
Series 2015 , RB , 4.00% , 06/01/31 ...... 1,915 1,916,100
Series 2015A , RB , 4.00% , 06/01/39 ..... 500 485,244
Series 2018A , RB , 4.00% , 06/01/41 ..... 3,485 3,330,131
Series 2020B , RB , 3.00% , 06/01/44 ..... 610 470,240
Syracuse Industrial Development Agency
Series 2019A , RB , 5.00% , 05/01/31 ( SAW ) 500 516,406
Series 2019A , RB , 5.00% , 05/01/32 ( SAW ) 130 133,955
Series 2019A , RB , 4.00% , 05/01/33 ( SAW ) 505 509,572
Town of Brookhaven, Series 2015, GO,
5.00%, 05/01/27 ................. 600 600,964
Town of Hempstead
Series 2018A , GO , 5.00% , 06/15/27 ..... 650 665,272
Series 2021 , GO , 5.00% , 06/15/28 ...... 1,000 1,071,718
Town of Oyster Bay
Series 2021 , GO , 4.00% , 03/01/26 ( AGM ) . 1,355 1,366,964
Series 2021A , GO , 2.00% , 03/01/33 ( AGM ) 2,000 1,679,696
Triborough Bridge & Tunnel Authority
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 180 188,423
Series 2025A , RB , 5.00% , 02/01/28 ..... 5,000 5,278,259
Series 2022B , RB , 5.00% , 05/15/28 ..... 1,000 1,062,780
Series B , RB , 5.00% , 11/15/28 ......... 235 251,900
Series 2023A , RB , 5.00% , 11/15/29 ..... 1,000 1,088,337
Series 2016A , RB , 5.00% , 11/15/29 ..... 2,275 2,311,886
Series 2023C , RB , 5.00% , 11/15/30 ..... 1,000 1,099,975
Series B , RB , 5.00% , 11/15/30 ......... 1,000 1,034,725
Series 2025A , RB , 5.00% , 12/01/30 ..... 250 275,944
Series 2024B-2 , RB , 5.00% , 05/15/31 .... 1,000 1,102,413
Series 2013A , RB , 0.00% , 11/15/31
(c)
.... 350 275,036
Series 2023A , RB , 4.00% , 11/15/31 ..... 625 660,249
Security
Par (000)
Par (000) Value
New York (continued)
Series B , RB , 5.00% , 11/15/31 ......... USD 1,000 $ 1,032,554
Series 2012B , RB , 0.00% , 11/15/32
(c)
.... 700 529,307
Series 2013A , RB , 0.00% , 11/15/32
(c)
.... 200 150,129
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/32 ................ 1,000 1,125,816
Series 2024C , RB , 5.00% , 11/15/34 ..... 1,510 1,709,313
Series 2024C , RB , 5.00% , 11/15/35 ..... 3,000 3,350,417
Series B , RB , 5.00% , 11/15/35 ......... 325 332,514
Series B , RB , 5.00% , 11/15/37 ......... 1,685 1,712,976
Series 2024C , RB , 5.00% , 11/15/38 ..... 1,000 1,082,248
Series 2023C , RB , 5.00% , 11/15/38 ..... 1,000 1,074,169
Series B , RB , 5.00% , 11/15/38 ......... 4,250 4,302,047
Series 2015A , RB , 5.00% , 11/15/40 ..... 250 250,137
Series 2023C , RB , 5.25% , 11/15/42 ..... 1,000 1,064,867
Series 2019A , RB , 5.00% , 11/15/43 ..... 665 676,559
Series 2018A , RB , 5.00% , 11/15/43 ..... 500 503,472
Series 2025A , RB , 5.00% , 12/01/44 ..... 500 517,383
Series 2021A-2 , RB , VRDN
2.00% , 05/15/26
(b)
............... 1,025 977,251
Series 2016A , RB , 5.00% , 11/15/46 ..... 1,375 1,379,451
Series 2025A , RB , 5.00% , 12/01/46 ..... 250 256,163
Series 2020A , RB , 5.00% , 11/15/49 ..... 2,500 2,513,913
Series 2025A , RB , 5.00% , 12/01/50 ..... 1,500 1,525,034
Series 2022A , RB , 4.00% , 05/15/51 ..... 1,000 852,137
Series 2022A , RB , 5.00% , 05/15/52 ..... 250 263,810
Series 2024A , RB , 5.00% , 05/15/54 ..... 3,000 3,038,351
Series 2024B-1 , RB , 5.25% , 05/15/54 .... 3,280 3,385,795
Series 2020A , RB , 4.00% , 11/15/54 ..... 1,245 1,049,432
Series 2024A, Sub-Series A-1 , RB ,
4.00% , 11/15/54 ................ 765 655,168
Series 2021A , RB , 5.00% , 11/15/56 ..... 500 501,175
Triborough Bridge & Tunnel Authority Sales Tax
Series 2024A-1 , RB , 5.00% , 05/15/49 .... 2,770 2,831,064
Series 2024A-1 , RB , 5.25% , 05/15/64 .... 1,500 1,549,344
Trust for Cultural Resources of The City of New
York (The)
Series 2018A , RB , 5.00% , 01/01/34 ..... 1,000 1,058,769
Series 2018A , RB , 5.00% , 01/01/37 ..... 500 523,920
Series 2018A , RB , 5.00% , 01/01/38 ..... 500 521,399
United Nations Development Corp., Series
2019A, RB, 5.00%, 07/01/26 ......... 125 127,729
Utility Debt Securitization Authority
Series 2015 , RB , 5.00% , 06/15/27 ...... 745 745,494
Series 2016A , RB , 5.00% , 06/15/27 ..... 2,000 2,001,326
Series 2023TE-1 , RB , 5.00% , 06/15/28 ... 1,000 1,021,956
Series 2022TE-1 , RB , 5.00% , 12/15/29 ... 180 188,932
Series 2023TE-1 , RB , 5.00% , 12/15/31 ... 1,000 1,084,098
Series 2015 , RB , 5.00% , 12/15/32 ...... 2,025 2,038,107
Series 2015 , RB , 5.00% , 12/15/33 ...... 400 402,335
Series 2015 , RB , 5.00% , 12/15/34 ...... 3,000 3,015,926
Series 2022TE-1 , RB , 5.00% , 12/15/34 ... 1,000 1,122,345
Series 2016B , RB , 4.00% , 12/15/35 ..... 1,455 1,460,639
Series 2016A , RB , 5.00% , 12/15/35 ..... 1,195 1,215,589
Series 2015 , RB , 5.00% , 12/15/35 ...... 600 602,868
Series 2015 , RB , 5.00% , 12/15/36 ...... 150 150,638
Series 2015 , RB , 5.00% , 12/15/37 ...... 750 752,795
Series 2017 , RB , 5.00% , 12/15/39 ...... 1,200 1,222,280
Series 2022TE-1 , RB , 5.00% , 12/15/39 ... 1,900 2,041,886
Series 2023TE-1 , RB , 5.00% , 12/15/41 ... 5,250 5,644,104
Series 2023TE-2 , RB , 5.00% , 12/15/45 ... 1,000 1,046,246
Series 2023TE-2 , RB , 5.00% , 12/15/50 ... 1,000 1,030,785
Series 2023TE-2 , RB , 5.00% , 06/15/53 ... 1,000 1,027,023
Western Nassau County Water Authority
Series 2021A , RB , 4.00% , 04/01/46 ..... 1,145 1,011,314

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021A , RB , 4.00% , 04/01/51 ..... USD 1,255 $ 1,068,120
877,067,247
Total Long-Term Investments — 99 .7%
(Cost: $ 914,985,496 ) .............................. 877,067,247
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.02%
(d) (e)
......... 26,383 $ 26,385
Total Short-Term Securities — 0.0%
(Cost: $ 26,385 ) ................................. 26,385
Total Investments — 99 .7%
(Cost: $ 915,011,881 ) .............................. 877,093,632
Other Assets Less Liabilities — 0.3% .................... 2,764,754
Net Assets — 100.0% ...............................
$ 879,858,386
(a)
When-issued security.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Zero-coupon bond.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/25
Shares
Held at
05/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 12,979 $ 13,406
(a)
$ — $ — $ — $ 26,385 26,383 $ 548 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
New York Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 877,067,247 $ — $ 877,067,247
Short-Term Securities
Money Market Funds ...................................... 26,385 — — 26,385
$ 26,385 $ 877,067,247 $ — $ 877,093,632
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
GO General Obligation Bonds
LOC Letter of Credit
RB Revenue Bonds
SAW State Aid Withholding
VRDN Variable Rate Demand Notes